UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23091

Gallery Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Gallery Trust

Mondrian International Value Equity Fund

Institutional Shares - MPIEX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$83	0.74%

How did the Fund perform in the last year?

International equity markets have risen strongly over the past twelve months. Europe led returns, driven by German fiscal stimulus focused on defense and infrastructure which improved the economic outlook for the region. The Danish equity market lagged, driven by its outsized exposure to Novo Nordisk, which published disappointing trial data for its latest obesity drug and lowered growth expectations as competition intensified. The Spanish and Italian market outperformance was driven by financials. The financials sector led returns on the back of strong earnings, shareholder returns, and an improved European outlook, whilst the health care sector lagged on concerns around the impact of US government policy on the sector. Most major international currencies appreciated against the US dollar. The Fund outperformed the MSCI EAFE Index in the past twelve months. Country allocation added to relative returns: The underweight position in the relatively weak Swiss market and the lack of exposure to the weak Danish market more than offset the negative impact of the overweight position in the relatively weak French market. The French equity market lagged amid renewed political instability surrounding a controversial budget proposal. Stock selection in Germany and Singapore held back relative returns: Stock selection in Germany was held back by Evonik, the diversified German chemicals company, which lagged on the back of weak demand in selected end-markets, with the commoditized Performance Materials segment particularly under pressure. In Singapore, United Overseas Bank, the Singaporean bank, lagged the strong market as excess liquidity in the region pressured net interest margins. This was partly offset by strong stock selection in Spain where Banco Santander, the Spanish bank, was buoyed by strong earnings and strong capital generation that drove a step up in shareholder returns. Sector allocation slightly added to relative returns: The positive impact of the underweight positions in the relatively weak materials and health care sectors and overweight position in the strong utilities sector more than offset the negative impact of the underweight position in the strong financials sector. Strong stock selection within the consumer discretionary and financials sectors added to relative returns. Stock selection in consumer discretionary was driven by Sony, the Japanese diversified entertainment and electronics group, which outperformed on the strength of its gaming division. Currency allocation held back relative returns: The positive impact of the underweight position in the relatively weak Australian dollar was more than offset by the underweight position in the strong Swiss franc and lack of exposure to the strong Swedish krona.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Mondrian International Value Equity Fund, Institutional Shares Footnote Reference**	MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/15	$1,000,000	$1,000,000
Oct/16	$971,723	$967,734
Oct/17	$1,179,526	$1,194,547
Oct/18	$1,102,120	$1,112,668
Oct/19	$1,189,496	$1,235,549
Oct/20	$976,831	$1,150,737
Oct/21	$1,335,565	$1,544,064
Oct/22	$1,055,392	$1,188,947
Oct/23	$1,254,011	$1,360,165
Oct/24	$1,531,277	$1,672,542
Oct/25	$1,912,779	$2,057,758

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/international-value-equity-fund/ for current month-end performance.

Footnote	Description
Footnote**	The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote†	EAFE – Europe, Australasia, and the Far East

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Mondrian International Value Equity Fund, Institutional SharesFootnote Reference**	24.91%	14.38%	6.70%
MSCI EAFE Index (USD) (NR)Footnote Reference*Footnote Reference†	23.03%	12.33%	7.48%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,077,709,249	49	$5,586,258	39%

What did the Fund invest in?

Country Weightings*

Japan 24.0%
United Kingdom 19.7%
France 15.4%
Germany 9.5%
Italy 7.2%
Hong Kong 6.0%
Switzerland 4.8%
Spain 3.3%
Singapore 2.8%
Netherlands 1.9%
Finland 1.7%
Austria 1.4%
Other Countries 1.4%

Value	Value
Other Countries	1.4%
Austria	1.4%
Finland	1.7%
Netherlands	1.9%
Singapore	2.8%
Spain	3.3%
Switzerland	4.8%
Hong Kong	6.0%
Italy	7.2%
Germany	9.5%
France	15.4%
United Kingdom	19.7%
Japan	24.0%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Lloyds Banking Group PLC	3.5%
Enel SpA	3.5%
Nestle SA	3.4%
Banco Santander SA	3.3%
SSE PLC	3.3%
GSK PLC	3.2%
Allianz SE	3.1%
Snam SpA	2.9%
Sanofi SA	2.9%
Associated British Foods PLC	2.8%

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/international-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian International Value Equity Fund / Institutional Shares - MPIEX

Annual Shareholder Report - October 31, 2025

MPIEX-AR-2025

Gallery Trust

Mondrian Emerging Markets Value Equity Fund

Institutional Shares - MPEMX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$106	0.92%

How did the Fund perform in the last year?

The Emerging Markets (EM) asset class delivered strong returns over the twelve-month period, with the MSCI EM Index gaining 27.91%. Performance rebounded sharply following the broad market sell-off in April 2025, which was triggered by recently elected President Trump’s “Liberation Day” trade tariffs. All EM regions performed broadly in line with the overall Index: Latin America (+28.1%), Asia (+28.0%), and EMEA (+27.1%). A dominant global equity theme during the period was the growing expectation for the monetisation of Artificial Intelligence (AI). Within Asia, this theme most clearly benefitted South Korea (+68.2%), Taiwan (+37.8%), and China (+33.7%). Key EM companies central to the AI value chain — such as TSMC, Hon Hai, SK Hynix, Samsung Electronics, and Alibaba — drove much of this strength. South Korea was also helped by continued progress on its “Corporate Value-Up” reforms, supported by the new government, which prompted many corporates to enhance shareholder return policies. Similarly, in China, the government signalled more supportive macroeconomic policies to stimulate growth and encourage domestic consumption. In contrast, India (-1.2%) underperformed as earnings growth struggled to meet elevated expectations implied by high starting valuations. The Fund’s underweight position in India contributed over 300 bps to relative performance. Market returns across Europe, the Middle East, and Africa (EMEA) were broadly positive. South Africa (+41.2%) benefitted from strength in gold and PGM mining companies, while the UAE (+42.8%) led the Middle East, and smaller European markets were supported by hopes for improved geopolitical stability. In Latin America, Mexico (+38.3%) outperformed on expectations it would gain trade advantages with the US relative to peers. The Mondrian Emerging Markets Equity Fund returned +30.69%, outperforming the Index, driven by a combination of positive stock selection and top-down allocation factors. Strong stock selection in Taiwan and India was a key contributor, while the large underweight to India was the main positive top-down factor. Although an overweight to Indonesia detracted due to the market’s relative underperformance, this was partially offset by good stock selection within the Fund’s Indonesian holdings. Within Latin America, the Fund’s performance was supported by overweight allocations to Mexico and Peru, partially offset by an overweight to Brazil, which lagged the region. An underweight to South Africa, particularly the mining sector, held back relative returns within EMEA. At the sector level, relative outperformance was primarily driven by stock selection within consumer discretionary, consumer staples, and IT. An underweight allocation to the IT sector was a modest headwind given the sector’s overall strength during the period. Across other sectors, the Fund’s health care positioning also added value.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Mondrian Emerging Markets Value Equity Fund, Institutional Shares Footnote Reference**	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Oct/15	$1,000,000	$1,000,000
Oct/16	$1,058,282	$1,092,674
Oct/17	$1,240,616	$1,381,695
Oct/18	$1,099,999	$1,208,759
Oct/19	$1,222,374	$1,352,069
Oct/20	$1,291,702	$1,463,636
Oct/21	$1,476,020	$1,711,873
Oct/22	$1,050,880	$1,180,741
Oct/23	$1,229,664	$1,308,253
Oct/24	$1,489,906	$1,639,442
Oct/25	$1,947,138	$2,097,083

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/ for current month-end performance.

Footnote	Description
Footnote**	The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Mondrian Emerging Markets Value Equity Fund, Institutional SharesFootnote Reference**	30.69%	8.55%	6.89%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	27.91%	7.46%	7.69%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,428,652	61	$39,500	44%

What did the Fund invest in?

Country Weightings*

China
28.5%
Taiwan
15.5%
South Korea
11.9%
India
10.0%
Brazil
8.1%
Saudi Arabia
4.9%
Indonesia
4.8%
Mexico
3.9%
United Arab Emirates
3.7%
Philippines
1.9%
Malaysia
1.7%
Finland
1.6%
Other Countries
6.5%

Value	Value
Other Countries	6.5%
Finland	1.6%
Malaysia	1.7%
Philippines	1.9%
United Arab Emirates	3.7%
Mexico	3.9%
Indonesia	4.8%
Saudi Arabia	4.9%
Brazil	8.1%
India	10.0%
South Korea	11.9%
Taiwan	15.5%
China	28.5%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	10.3%
Alibaba Group Holding Ltd	4.8%
Samsung Electronics Co Ltd, Preference	4.2%
HDFC Bank Ltd	3.0%
Tencent Holdings Ltd	2.9%
Bank Rakyat Indonesia Persero Tbk PT	2.8%
Hon Hai Precision Industry Co Ltd	2.6%
Shinhan Financial Group Co Ltd	2.2%
Axis Bank Ltd	2.2%
Telkom Indonesia Persero Tbk PT	2.0%

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund / Institutional Shares - MPEMX

Annual Shareholder Report - October 31, 2025

MPEMX-AR-2025

Gallery Trust

Mondrian Global Listed Infrastructure Fund

Institutional Shares - MGIFX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$104	0.95%

How did the Fund perform in the last year?

Global markets were strong over the period despite some volatility in the first half. April saw a sharp sell-off following President Trump’s Liberation Day tariff announcements, but sentiment improved over the subsequent months as expectations grew that the final US tariffs would be lower than feared. Growth-oriented sectors led gains as semiconductor names rallied with the reversal of Biden-era export restrictions and rising enthusiasm for AI technologies. The MSCI ACW index rose 22.64%. The MSCI ACW Core Infrastructure index underperformed this index, mainly due to a lack of exposure to AI-related sectors like IT and communication services, as well as a higher weighting in the relatively weak North American railroad sector. The fund outperformed this index, primarily due to stock selection in the transportation infrastructure sector. Eiffage, the French tollroad operator, was the largest contributor to the fund’s return. Eiffage is seen as a key beneficiary of the German government’s landmark €500 billion infrastructure spending plan, which is expected to drive revenues for the contracting business. The company also reported strong operational results over the year, with steady earnings growth across the group and a record-high order backlog. Guangdong Investment, the Chinese water utility, saw its share price rise following the successful carve-out of its troubled property investment business. Guangdong Investment’s exposure to real estate development had grown during China’s late 2010s property boom, and the slowdown in the sector since 2021 had been an overhang on the company’s share price in recent years. The company announced the carve-out of the property development segment at the end of 2024, and since then investors have refocused attention on the core business: a highly profitable, stable and cash flow-generative water utility. Promotora y Operadora de Infraestrutura (PINFRA), the Mexican tollroad operator, was another strong performer over the year. The company benefitted from a resilient domestic macroeconomic backdrop despite the uncertainty caused by tariffs, as well as falling Mexican bond yields. Investors also reacted positively to PINFRA’s sale of its non-core Altamira Port operation at a favourable valuation. Edison International, the US electric utility, was the main detractor over the period following the South California wildfires in January. One of the wildfires ignited within Edison’s service area, causing the share price to fall as investors attempted to gauge the utility’s involvement in the fire and potential associated financial costs. Cellnex and American Tower, the telecom tower operators, also saw their share prices decrease during the year. Rate-sensitive telecom tower stocks have lagged other sectors in recent years as long-term interest rates have remained elevated. In the case of Cellnex, the market has also been concerned about a recent wave of consolidation amongst European mobile operators, which could reduce the number of customers hosted on Cellnex’s towers.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Mondrian Global Listed Infrastructure Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI ACWI Core Infrastructure (USD) (NR)Footnote Reference*Footnote Reference†
Dec/18	$1,000,000	$1,000,000	$1,000,000
Oct/19	$1,214,932	$1,177,720	$1,192,352
Oct/20	$1,086,633	$1,235,284	$1,095,897
Oct/21	$1,365,905	$1,695,766	$1,359,639
Oct/22	$1,210,436	$1,357,337	$1,239,464
Oct/23	$1,249,867	$1,499,883	$1,181,160
Oct/24	$1,548,957	$1,991,706	$1,475,659
Oct/25	$1,826,516	$2,442,685	$1,622,071

Since its inception on December 17, 2018. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mondrian Global Listed Infrastructure Fund, Institutional Shares	17.92%	10.95%	9.16%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	13.87%
MSCI ACWI Core Infrastructure (USD) (NR)Footnote Reference*Footnote Reference†	9.92%	8.16%	7.29%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,283,584	28	$-	28%

What did the Fund invest in?

Country Weightings*

United States
29.9%
France
12.0%
Italy
10.0%
Canada
8.4%
China
7.4%
Spain
7.3%
United Kingdom
3.9%
Mexico
3.8%
Japan
3.7%
Chile
3.6%
Australia
3.6%
Portugal
3.5%
Other Countries
3.0%

Value	Value
Other Countries	3.0%
Portugal	3.5%
Australia	3.6%
Chile	3.6%
Japan	3.7%
Mexico	3.8%
United Kingdom	3.9%
Spain	7.3%
China	7.4%
Canada	8.4%
Italy	10.0%
France	12.0%
United States	29.9%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Prologis Inc REIT	4.7%
Canadian National Railway	4.4%
CSX Corp	4.3%
Vinci SA	4.1%
Veolia Environnement SA	4.1%
South Bow, Cl W	4.1%
Eversource Energy	4.0%
SSE PLC	3.9%
American Tower REIT	3.8%
Guangdong Investment Ltd	3.8%

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian Global Listed Infrastructure Fund / Institutional Shares - MGIFX

Annual Shareholder Report - October 31, 2025

MGIFX-AR-2025

Gallery Trust

Mondrian Global Equity Value Fund

Institutional Shares - MPGVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$82	0.74%

How did the Fund perform in the last year?

Global markets got off to a strong start in the period, led by the US. Cyclical sectors outperformed on the expectation that a Republican-controlled Congress would implement favourable economic policies, including tax reform and deregulation, stimulating growth, and boosting corporate profitability. Markets subsequently declined in the first quarter of 2025, driven by a wave of tariff announcements from the Trump administration and growing concerns over consumer confidence, which heightened fears of a potential US recession. Weakness continued into April, when there was a sharp sell-off following President Trump’s Liberation Day tariff announcements which proposed >30% tariffs on key partners and 125% levies on China. Growth-oriented sectors, particularly IT and communication services, led gains as semiconductor names rallied with the reversal of Biden-era export restrictions and rising enthusiasm for AI technologies. This rally continued into the third quarter of 2025 as clarity on US fiscal, monetary, and trade policy saw cyclical names outperform. Market strength reflected investor optimism as policy clarity and monetary easing bolstered expectations for the global economy. This optimism continued into October as the Federal Reserve lowered interest rates, hopes grew around a potential US-China trade agreement, and corporate earnings largely exceeded expectations. The Fund gained 20.80% over the twelve months, a challenging period for a defensive value manager, slightly underperforming the strongly rising MSCI AC World Index which gained 22.64%, while providing a very solid absolute return. Negative stock selection, in particular in the US, drove the majority of relative returns while overweight exposure to the weaker consumer staples and healthcare sectors and underweight exposure to the stronger IT sector also held back returns. Sector allocation was a headwind: Overweight exposure to the consumer staples and healthcare sectors, as well as underweight exposure to the better-performing IT sector, held back returns. These negative effects were only slightly offset by underweight exposure to the relatively weaker energy sector. Stock selection at the country level also held back returns: Stock selection was strong in the UK and Japan. However, this was more than offset by weaker selections in the US: not holding NVIDIA, whose current valuation is not sufficiently attractive according to our dividend discount methodology, pulled back returns by more than 100bps. However, country allocation added to returns: Overweight exposure to the relatively weaker French and German markets, as well as having no exposure to the better performing Canadian market, held back returns. But this was more than offset by the Fund’s overweight exposure to South Korea, and by having no exposure to the weaker Danish market. Currency allocation was also a positive contributor: The Fund’s overweight exposure to the better-performing euro and British pound, as well the underweight exposure to the relatively weaker US dollar, added to returns. This more than offset the negative of having no exposure to the relatively stronger Swedish krona.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Mondrian Global Equity Value Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Jun/20	$1,000,000	$1,000,000
Oct/20	$1,022,000	$1,055,018
Oct/21	$1,309,106	$1,448,301
Oct/22	$1,089,856	$1,159,259
Oct/23	$1,271,982	$1,281,003
Oct/24	$1,586,765	$1,701,055
Oct/25	$1,916,821	$2,086,222

Since its inception on June 30, 2020. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/global-equity-value-fund/ for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mondrian Global Equity Value Fund, Institutional Shares	20.80%	13.40%	12.96%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.64%	14.61%	14.76%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$346,263,008	56	$1,641,840	43%

What did the Fund invest in?

Country Weightings*

United States 47.7%
France 8.7%
Japan 6.8%
United Kingdom 6.4%
Germany 4.3%
Italy 4.3%
South Korea 3.5%
China 3.3%
Singapore 1.9%
Finland 1.8%
Netherlands 1.7%
Taiwan 1.6%
Other Countries 7.3%

Value	Value
Other Countries	7.3%
Taiwan	1.6%
Netherlands	1.7%
Finland	1.8%
Singapore	1.9%
China	3.3%
South Korea	3.5%
Italy	4.3%
Germany	4.3%
United Kingdom	6.4%
Japan	6.8%
France	8.7%
United States	47.7%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet Inc, Cl A	3.7%
Samsung Electronics Co Ltd, Preference	3.0%
Thermo Fisher Scientific	2.9%
Enel SpA	2.8%
Lloyds Banking Group PLC	2.8%
Charles Schwab Corp	2.7%
Associated British Foods PLC	2.6%
Sony Corp Group	2.4%
Merck & Co Inc	2.4%
DuPont de Nemours	2.4%

*   Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-equity-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian Global Equity Value Fund / Institutional Shares - MPGVX

Annual Shareholder Report - October 31, 2025

MPGVX-AR-2025

(b)	Not applicable

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1)   The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)   The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Gallery Trust (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$113,420	None	None	$109,059	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	$18,824(2)	$115,500(2)	None	None	$65,000(2)
(d)	All Other Fees	None	None	$150,152(3)	None	None	$146,757(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Contains tax compliance services provided to service affiliates of the Funds.

(3)	Non-audit assurance engagements for service affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2025	FYE October 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit services were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer”, as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Gallery Trust

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	63
Notice to Shareholders (Unaudited)	65
Other Information (Form N-CSR Items 8-11) (Unaudited)	67
Fund Information	68

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value
Equity Fund
October 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%

	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
INDUSTRIALS — 1.4%
Aurizon Holdings Ltd.	6,827,740	$15,317,998
Total Australia		15,317,998

AUSTRIA — 1.4%
INDUSTRIALS — 1.4%
ANDRITZ	204,890	15,490,807
Total Austria		15,490,807

FINLAND — 1.7%
MATERIALS — 1.7%
UPM-Kymmene	680,323	18,254,545
Total Finland		18,254,545

FRANCE — 15.4%
CONSUMER DISCRETIONARY — 1.1%
Kering SA	34,912	12,397,791
CONSUMER STAPLES — 3.8%
Carrefour	957,852	14,426,093
Pernod Ricard SA	273,583	26,794,756
		41,220,849

HEALTH CARE — 2.9%
Sanofi SA	308,998	31,258,974
INDUSTRIALS — 4.9%
Bouygues SA	586,075	26,454,215
Vinci SA	193,870	25,923,463
		52,377,678

INFORMATION TECHNOLOGY — 2.7%
Capgemini	186,046	28,622,199
Total France		165,877,491

GERMANY — 9.5%
FINANCIALS — 3.1%
Allianz SE	82,661	33,216,498

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
GERMANY (continued)
HEALTH CARE — 2.6%
Merck KGaA	216,906	$28,413,174
INDUSTRIALS — 2.3%
Deutsche Post	545,840	25,079,258
MATERIALS — 1.5%
Evonik Industries AG	957,406	16,044,178
Total Germany		102,753,108

HONG KONG — 6.0%
FINANCIALS — 1.9%
AIA Group	2,145,200	20,874,376
INDUSTRIALS — 4.1%
CK Hutchison Holdings Ltd.	4,112,000	27,268,626
Jardine Matheson Holdings Ltd.	281,215	16,511,421
		43,780,047
Total Hong Kong		64,654,423

ITALY — 7.2%
ENERGY — 0.8%
Eni SpA	484,571	8,935,199
UTILITIES — 6.4%
Enel SpA	3,701,250	37,440,786
Snam SpA	5,120,114	31,578,752
		69,019,538
Total Italy		77,954,737

JAPAN — 24.0%
COMMUNICATION SERVICES — 3.4%
KDDI Corp.	1,430,300	22,799,501
Nippon Telegraph & Telephone Corp.	13,327,000	13,716,866
		36,516,367
CONSUMER DISCRETIONARY — 6.5%
Honda Motor Co Ltd.	1,332,500	13,467,907
Panasonic Holdings	2,343,300	27,227,351
Sony Corp Group	1,065,500	29,673,736
		70,368,994

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
JAPAN (continued)
FINANCIALS — 1.3%
Sompo Holdings	465,200	$14,177,190
INDUSTRIALS — 8.0%
Hitachi Ltd.	23,000	785,657
Komatsu Limited	388,400	12,992,358
MINEBEA MITSUMI Inc.	957,400	18,921,825
Mitsubishi Electric Corp.	621,400	17,643,166
Secom Co Ltd.	438,100	14,809,888
Toyota Industries Corp.	192,400	20,914,301
		86,067,195
INFORMATION TECHNOLOGY — 4.4%
FUJIFILM Holdings Corp.	1,107,000	25,656,598
Fujitsu Ltd.	832,400	21,692,723
		47,349,321
MATERIALS — 0.4%
Shin-Etsu Chemical	129,700	3,898,645
Total Japan		258,377,712

NETHERLANDS — 1.9%
HEALTH CARE — 1.9%
Koninklijke Philips NV	724,326	19,842,962
Total Netherlands		19,842,962

SINGAPORE — 2.8%
FINANCIALS — 2.8%
United Overseas Bank Ltd.	1,130,340	30,064,184
Total Singapore		30,064,184

SPAIN — 3.3%
FINANCIALS — 3.3%
Banco Santander SA	3,458,062	35,238,149
Total Spain		35,238,149

SWITZERLAND — 4.8%
CONSUMER STAPLES — 3.4%
Nestle SA	387,773	37,051,113

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
SWITZERLAND (continued)
HEALTH CARE — 1.4%
Roche Holding AG	44,768	$14,501,270
Total Switzerland		51,552,383

UNITED KINGDOM — 19.7%
COMMUNICATION SERVICES — 1.0%
WPP PLC	2,958,058	11,177,520
CONSUMER STAPLES — 5.4%
Associated British Foods PLC	1,000,749	30,199,113
British American Tobacco PLC	439,579	22,513,245
Imperial Brands PLC	132,553	5,266,897
		57,979,255
ENERGY — 3.3%
BP PLC	2,828,162	16,569,642
Shell PLC	520,499	19,513,178
		36,082,820
FINANCIALS — 3.5%
Lloyds Banking Group PLC	32,396,147	37,984,068
HEALTH CARE — 3.2%
GSK PLC	1,471,543	34,453,850
UTILITIES — 3.3%
SSE PLC	1,390,855	35,039,491
Total United Kingdom		212,717,004

Total Common Stock
(Cost $901,515,613)		1,068,095,503

Total Value of Securities — 99.1%
(Cost $901,515,613)		$1,068,095,503

Percentages are based on Net Assets of $1,077,709,249.

Ltd — Limited

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund
October 31, 2025

As of October 31, 2025, all of the Fund's investments were considered Level 2, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
October 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Number of Shares	Value (U.S. $)
BRAZIL — 6.2%
CONSUMER STAPLES — 1.0%
Ambev SA	99,200	$235,095
ENERGY — 1.9%
Petroleo Brasileiro ADR	36,475	424,569
HEALTH CARE — 1.4%
Hypera SA	65,000	311,109
MATERIALS — 1.9%
Vale Sponsored ADR Class B	34,782	420,514
Total Brazil		1,391,287

CANADA — 0.9%
MATERIALS — 0.9%
Barrick Gold	6,450	211,560
Total Canada		211,560

CHINA — 28.5%
COMMUNICATION SERVICES — 5.7%
Baidu Class A *	15,752	238,426
China Tower Class H	269,800	389,766
Tencent Holdings Ltd.	8,100	657,945
		1,286,137
CONSUMER DISCRETIONARY — 9.8%
Alibaba Group Holding Ltd.	50,384	1,072,108
Gree Electric Appliances Inc Class A	31,196	174,438
Midea Group Co Ltd Class A	18,403	197,683
Shenzhou International Group Holdings	46,100	397,927
Yum China Holdings Inc.	8,440	365,114
		2,207,270
CONSUMER STAPLES — 2.6%
Budweiser Brewing APAC	225,900	229,140
Wuliangye Yibin Class A	21,590	361,164
		590,304
ENERGY — 1.5%
PetroChina Class H	318,000	328,722

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
CHINA (continued)
FINANCIALS — 1.8%
Ping An Insurance Group Co of China Ltd Class H	56,500	$408,175
INDUSTRIALS — 4.4%
Beijing-Shanghai High Speed Railway Class A	347,700	253,548
Full Truck Alliance ADR	18,879	245,427
NARI Technology Class A	79,400	270,543
Sinotruk Hong Kong Ltd.	62,000	207,132
		976,650
MATERIALS — 1.1%
Guangdong Tapai Group Class A	197,320	234,865
UTILITIES — 1.6%
Guangdong Investment Ltd.	366,000	347,694
Total China		6,379,817

FINLAND — 1.6%
INDUSTRIALS — 1.6%
Metso Corp.	21,322	349,658
Total Finland		349,658

HONG KONG — 1.1%
CONSUMER STAPLES — 1.1%
WH Group Ltd.	262,728	252,723
Total Hong Kong		252,723

INDIA — 10.0%
COMMUNICATION SERVICES — 1.8%
Indus Towers Ltd *	101,143	414,476
CONSUMER DISCRETIONARY — 1.5%
Hero MotoCorp	5,266	328,705
FINANCIALS — 5.3%
Axis Bank Ltd.	35,142	487,684
HDFC Bank Ltd.	59,624	662,950
HDFC Bank Ltd Sponsored ADR	768	27,817
		1,178,451

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
INDIA (continued)
INFORMATION TECHNOLOGY — 1.4%
Infosys Ltd Sponsored ADR	18,820	$311,847
Total India		2,233,479

INDONESIA — 4.8%
COMMUNICATION SERVICES — 2.0%
Telkom Indonesia Persero Tbk PT	2,275,400	440,141
FINANCIALS — 2.8%
Bank Rakyat Indonesia Persero Tbk PT	2,643,039	632,269
Total Indonesia		1,072,410

KAZAKHSTAN — 0.6%
FINANCIALS — 0.6%
Kaspi.KZ JSC ADR	1,721	128,714
Total Kazakhstan		128,714

MALAYSIA — 1.7%
FINANCIALS — 1.7%
Malayan Banking Bhd	163,700	385,805
Total Malaysia		385,805

MEXICO — 3.9%
CONSUMER STAPLES — 1.3%
Wal-Mart de Mexico SAB de CV	87,708	290,338
FINANCIALS — 1.8%
Grupo Financiero Banorte SAB de CV Sponsored Class O	42,322	397,308
INDUSTRIALS — 0.8%
Grupo Aeroportuario Pacifico Class B	9,214	191,367
Total Mexico		879,013

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
PERU — 0.7%
FINANCIALS — 0.7%
Credicorp Ltd.	629	$164,169
Total Peru		164,169

PHILIPPINES — 1.9%
FINANCIALS — 1.9%
BDO Unibank	184,226	417,912
Total Philippines		417,912

PORTUGAL — 1.1%
CONSUMER STAPLES — 1.1%
Jeronimo Martins SGPS	9,748	251,059
Total Portugal		251,059

SAUDI ARABIA — 4.9%
COMMUNICATION SERVICES — 1.4%
Saudi Telecom Co.	25,076	302,081
ENERGY — 1.6%
Saudi Arabian Oil Co.	51,139	353,345
FINANCIALS — 1.9%
The Saudi National Bank	41,017	436,444
Total Saudi Arabia		1,091,870

SOUTH AFRICA — 1.3%
INDUSTRIALS — 1.3%
Bidvest Group	22,923	298,190
Total South Africa		298,190

SOUTH KOREA — 6.5%
COMMUNICATION SERVICES — 1.1%
KT Corp ADR	12,673	235,084
CONSUMER DISCRETIONARY — 1.5%
Kia Corp.	4,068	341,218
FINANCIALS — 2.2%
Shinhan Financial Group Co Ltd.	9,795	503,096

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
SOUTH KOREA (continued)
INFORMATION TECHNOLOGY — 1.7%
Samsung Electronics Co Ltd.	5,112	$384,812
Total South Korea		1,464,210

TAIWAN — 15.5%
INFORMATION TECHNOLOGY — 15.5%
Hon Hai Precision Industry Co Ltd.	69,000	573,900
Novatek Microelectronics	17,000	216,599
Realtek Semiconductor	15,000	250,480
Taiwan Semiconductor Manufacturing Co Ltd.	48,000	2,321,265
Yageo Corporation	14,000	112,684
Total Taiwan		3,474,928

UNITED ARAB EMIRATES — 3.7%
ENERGY — 1.5%
Adnoc Gas PLC	363,777	345,640
FINANCIALS — 1.0%
First Abu Dhabi Bank PJSC	46,389	220,209
REAL ESTATE — 1.2%
Emaar Properties PJSC	68,564	265,318
Total United Arab Emirates		831,167

UNITED KINGDOM — 0.8%
MATERIALS — 0.8%
Mondi PLC	16,656	186,178
Total United Kingdom		186,178

Total Common Stock
(Cost $16,445,394)		21,464,149

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
October 31, 2025

PREFERRED STOCK — 7.3%

	Number of Shares	Value (U.S. $)
BRAZIL — 1.9%
FINANCIALS — 1.9%
Itausa SA^	192,915	417,030

SOUTH KOREA — 5.4%
CONSUMER DISCRETIONARY — 1.2%
Hyundai Motor^	1,811	279,031
INFORMATION TECHNOLOGY — 4.2%
Samsung Electronics Co Ltd^	15,978	942,941
		1,221,972
Total Preferred Stock
(Cost $1,038,473)		1,639,002

Total Value of Securities — 103.0%
(Cost $17,483,867)		$23,103,151

Percentages are based on Net Assets of $22,428,652.

*	Non-income producing security.

^	There is currently no rate available.

ADR — American Depositary Receipt

Ltd — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SGPS — Sociedade Gestora de Participações Sociais

The following is a summary of the level of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,377,944	$17,086,205	$—	$21,464,149
Preferred Stock	417,030	1,221,972	—	1,639,002
Total Investments in Securities	$4,794,974	$18,308,177	$—	$23,103,151

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund October 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.1%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 3.6%
INDUSTRIALS — 3.6%
Aurizon Holdings Ltd	36,175	$81,158
Total Australia		81,158

CANADA — 8.4%
ENERGY — 4.1%
South Bow Class W	3,597	93,301
INDUSTRIALS — 4.3%
Canadian National Railway	1,038	99,533
Total Canada		192,834

CHILE — 3.6%
UTILITIES — 3.6%
Enel Americas SA	882,823	83,360
Total Chile		83,360

CHINA — 7.4%
INDUSTRIALS — 3.5%
Jiangsu Expressway Co Ltd Class H	66,000	80,350
REAL ESTATE — 0.1%
Guangdong Land Holdings *	20,072	685
UTILITIES — 3.8%
Guangdong Investment Ltd	92,000	87,398
Total China		168,433

FRANCE — 12.0%
INDUSTRIALS — 7.9%
Eiffage SA	706	86,873
Vinci SA	705	94,269
		181,142
UTILITIES — 4.1%
Veolia Environnement SA	2,829	93,490
Total France		274,632

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
GERMANY — 3.0%
UTILITIES — 3.0%
E.ON	3,654	$67,987
Total Germany		67,987

ITALY — 10.0%
INDUSTRIALS — 3.5%
Enav SpA	15,166	79,244
UTILITIES — 6.5%
Enel SpA	8,086	81,796
Snam SpA	10,742	66,252
		148,048
Total Italy		227,292

JAPAN — 3.7%
INDUSTRIALS — 3.7%
Japan Airport Terminal	2,700	83,893
Total Japan		83,893

MEXICO — 3.8%
INDUSTRIALS — 3.8%
Promotora y Operadora de Infraestructura	6,685	86,362
Total Mexico		86,362

PORTUGAL — 3.5%
UTILITIES — 3.5%
EDP Energias de Portugal SA	16,230	80,681
Total Portugal		80,681

SPAIN — 7.3%
COMMUNICATION SERVICES — 3.8%
Cellnex Telecom	2,765	86,079
UTILITIES — 3.5%
Redeia Corp SA	4,497	80,954
Total Spain		167,033

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 3.9%
UTILITIES — 3.9%
SSE PLC	3,572	$89,989
Total United Kingdom		89,989

UNITED STATES — 29.9%
HEALTH CARE — 3.7%
HCA Healthcare Inc	185	85,041
INDUSTRIALS — 7.6%
CSX Corp	2,709	97,578
Union Pacific	343	75,587
		173,165
REAL ESTATE — 8.6%
American Tower REIT	490	87,700
Prologis Inc REIT	867	107,586
		195,286
UTILITIES — 10.0%
Edison International	1,246	69,003
Eversource Energy	1,238	91,377
NiSource	1,614	67,966
		228,346
Total United States		681,838

Total Common Stock
(Cost $2,014,594)		2,285,492

Total Value of Securities — 100.1%
(Cost $2,014,594)		$2,285,492

Percentages are based on Net Assets of $2,283,584.

*	Non-income producing security.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund October 31, 2025

The following is a summary of the level of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,125,429	$1,160,063	$—	$2,285,492
Total Investments in Securities	$1,125,429	$1,160,063	$—	$2,285,492

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund October 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%

	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
INDUSTRIALS — 1.4%
Aurizon Holdings Ltd	2,105,700	$4,724,127
Total Australia		4,724,127

BRAZIL — 0.9%
HEALTH CARE — 0.9%
Hypera SA	654,600	3,133,105
Total Brazil		3,133,105

CHINA — 3.3%
CONSUMER DISCRETIONARY — 3.3%
Alibaba Group Holding Ltd	215,900	4,594,082
Midea Group Co Ltd Class A	278,755	2,994,357
Yum China Holdings Inc	87,666	3,792,431
Total China		11,380,870

FINLAND — 1.8%
MATERIALS — 1.8%
UPM-Kymmene	228,138	6,121,439
Total Finland		6,121,439

FRANCE — 8.7%
CONSUMER DISCRETIONARY — 1.0%
Kering SA	9,965	3,538,725
CONSUMER STAPLES — 1.8%
Pernod Ricard SA	62,192	6,091,093
HEALTH CARE — 1.6%
Sanofi SA	54,137	5,476,628
INDUSTRIALS — 2.0%
Vinci SA	51,365	6,868,307
INFORMATION TECHNOLOGY — 2.3%
Capgemini	52,796	8,122,387
Total France		30,097,140

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund October 31, 2025

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
GERMANY — 4.3%
HEALTH CARE — 2.3%
Merck KGaA	61,356	$8,037,208
INDUSTRIALS — 2.0%
Deutsche Post	152,054	6,986,299
Total Germany		15,023,507

HONG KONG — 1.4%
FINANCIALS — 1.4%
AIA Group	478,400	4,655,184
Total Hong Kong		4,655,184

INDIA — 0.8%
FINANCIALS — 0.8%
HDFC Bank Ltd	250,196	2,781,892
Total India		2,781,892

INDONESIA — 1.3%
FINANCIALS — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	19,299,500	4,616,831
Total Indonesia		4,616,831

ITALY — 4.3%
UTILITIES — 4.3%
Enel SpA	961,786	9,729,152
Snam SpA	830,870	5,124,464
Total Italy		14,853,616

JAPAN — 6.8%
CONSUMER DISCRETIONARY — 2.4%
Sony Corp Group	301,800	8,405,006
CONSUMER STAPLES — 2.5%
MatsukiyoCocokara & Co	152,900	2,770,575
Sundrug Co Ltd	220,600	5,954,047
		8,724,622

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
JAPAN (continued)
INDUSTRIALS — 1.9%
Toyota Industries Corp	59,700	$6,489,520
Total Japan		23,619,148

NETHERLANDS — 1.7%
HEALTH CARE — 1.7%
Koninklijke Philips NV	219,244	6,006,205
Total Netherlands		6,006,205

SINGAPORE — 1.9%
FINANCIALS — 1.9%
United Overseas Bank Ltd	247,900	6,593,513
Total Singapore		6,593,513

SOUTH KOREA — 0.5%
INFORMATION TECHNOLOGY — 0.5%
Samsung Electronics Co Ltd	21,497	1,618,213
Total South Korea		1,618,213

SWITZERLAND — 1.5%
HEALTH CARE — 1.5%
Roche Holding AG	16,466	5,333,674
Total Switzerland		5,333,674

TAIWAN — 1.6%
INFORMATION TECHNOLOGY — 1.6%
Taiwan Semiconductor Manufacturing Co Ltd	117,000	5,658,083
Total Taiwan		5,658,083

UNITED KINGDOM — 6.4%
CONSUMER STAPLES — 3.6%
Associated British Foods PLC	296,700	8,953,371
British American Tobacco PLC	67,419	3,452,895
		12,406,266

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
FINANCIALS — 2.8%
Lloyds Banking Group PLC	8,165,756	$9,574,245
Total United Kingdom		21,980,511

UNITED STATES — 47.7%
COMMUNICATION SERVICES — 5.6%
Alphabet Inc Class A	45,123	12,688,136
Meta Platforms Inc Class A	10,372	6,724,686
		19,412,822
CONSUMER STAPLES — 7.0%
Dollar Tree Inc *	64,197	6,363,206
Kenvue Inc	355,401	5,107,112
PepsiCo Inc	38,296	5,594,663
Sysco	99,042	7,356,840
		24,421,821
ENERGY — 1.2%
Exxon Mobil Corp	36,718	4,199,070
FINANCIALS — 7.0%
Bank of America	121,574	6,498,130
Charles Schwab Corp	100,261	9,476,670
Fiserv *	27,434	1,829,574
Wells Fargo & Co	72,189	6,278,277
		24,082,651
HEALTH CARE — 9.6%
HCA Healthcare Inc	15,015	6,902,095
Labcorp Holdings	6,837	1,736,325
Merck & Co Inc	96,894	8,330,946
Thermo Fisher Scientific	17,819	10,110,322
UnitedHealth Group Inc	17,735	6,057,567
		33,137,255
INDUSTRIALS — 3.1%
CNH Industrial	450,399	4,724,685
L3Harris Technologies Inc	21,436	6,197,148
		10,921,833
INFORMATION TECHNOLOGY — 8.6%
CDW Corp	44,505	7,092,762
Microsoft Corp	15,684	8,121,332
Salesforce Inc	31,050	8,085,731

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund October 31, 2025

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
INFORMATION TECHNOLOGY (continued)
Texas Instruments Inc	40,116	$6,477,129
		29,776,954
MATERIALS — 2.4%
DuPont de Nemours	100,132	8,175,778
REAL ESTATE — 3.2%
NNN REIT	105,876	4,283,743
Prologis Inc REIT	54,829	6,803,731
		11,087,474
Total United States		165,215,658

Total Common Stock
(Cost $279,157,417)		333,412,716
PREFERRED STOCK — 3.0%

SOUTH KOREA — 3.0%
INFORMATION TECHNOLOGY — 3.0%
Samsung Electronics Co Ltd^	176,121	10,393,774

Total Preferred Stock
(Cost $7,082,792)		10,393,774

Total Value of Securities — 99.3%
(Cost $286,240,209)		$343,806,490

Percentages are based on Net Assets of $346,263,008.

*	Non-income producing security.

^	There is currently no rate available.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund October 31, 2025

The following is a summary of the level of the inputs used as of October 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$174,911,769	$158,500,947	$—	$333,412,716
Preferred Stock	—	10,393,774	—	10,393,774
Total Investments in Securities	$174,911,769	$168,894,721	$—	$343,806,490

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund
Assets:
Investments (Cost $901,515,613 and $17,483,867)	$1,068,095,503	$23,103,151
Foreign currency (Cost $209,832 and $17,769)	207,785	17,832
Cash	4,051,568	112,214
Receivable for capital shares sold	21,124,999	—
Reclaims receivable	4,507,764	5,854
Dividends receivable	3,442,111	40,855
Receivable for investment securities sold	1,420,759	45,639
Unrealized appreciation on spot foreign currency contracts	4,352	9
Receivable from Investment Adviser	—	885
Prepaid expenses	23,940	12,236
Total assets	1,102,878,781	23,338,675

Liabilities:
Payable for investment securities purchased	24,193,789	45,334
Payable due to Investment Adviser	520,677	—
Payable for capital shares redeemed	211,023	718,237
Payable due to Administrator	75,366	1,638
Audit fees payable	46,413	27,653
Transfer Agent Fees Payable	8,714	5,797
Chief Compliance Officer fees payable	4,301	95
Unrealized depreciation on spot foreign currency contracts	1,308	—
Payable due to Trustees	340	8
Accrued foreign capital gains tax	—	97,447
Other accrued expenses	107,601	13,814
Total liabilities	25,169,532	910,023

Commitments and Contingencies†
Net assets	$1,077,709,249	$22,428,652

Net assets consist of:
Paid-in capital	$835,713,768	$123,302,691
Total distributable earnings/(accumulated loss)	241,995,481	(100,874,039)
Net assets	$1,077,709,249	$22,428,652

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	59,317,956	2,228,396
Net Asset Value, Offering and Redemption Price Per Share	$18.17	$10.06

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian Global Listed Infrastructure Fund	Mondrian Global Equity Value Fund
Assets:
Investments (Cost $2,014,594 and $286,240,209)	$2,285,492	$343,806,490
Foreign currency (Cost $16 and $22)	17	22
Cash	14,668	–
Reclaims receivable	11,622	390,399
Receivable from Investment Adviser	8,021	—
Dividends receivable	1,120	630,161
Receivable for capital shares sold	—	1,351,550
Unrealized appreciation on spot foreign currency contracts	—	65
Receivable for investment securities sold	—	1,909,245
Prepaid expenses	2,272	13,478
Total assets	2,323,212	348,101,410

Liabilities:
Audit fees payable	30,464	27,653
Transfer Agent Fees Payable	5,644	6,457
Payable due to Administrator	164	25,059
Chief Compliance Officer fees payable	9	1,428
Payable due to Trustees	1	113
Payable for investment securities purchased	—	382,877
Unrealized depreciation on spot foreign currency contracts	—	471
Payable due to Investment Adviser	—	160,214
Accrued foreign capital gains tax	—	127,495
Payable due to Custodian	—	1,064,106
Other accrued expenses	3,346	42,529
Total liabilities	39,628	1,838,402

Commitments and Contingencies†
Net assets	$2,283,584	$346,263,008

Net assets consist of:
Paid-in capital	$1,873,773	$270,245,731
Total distributable earnings	409,811	76,017,277
Net assets	$2,283,584	$346,263,008

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	181,924	20,480,192
Net Asset Value, Offering and Redemption Price Per Share	$12.55	$16.91

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2025

STATEMENTS OF OPERATIONS

Mondrian International Value Equity Fund
Investment income
Dividends	$40,877,288
Less: foreign taxes withheld	(588,546)
Total investment income	40,288,742

Expenses
Investment advisory fees	6,164,387
Accounting and administration fees	830,515
Registration fees	92,469
Custodian fees	90,518
Audit fees	82,525
Printing fees	69,075
Legal fees	53,558
Dividend disbursing and transfer agent fees and expenses	53,260
Trustees' fees and expenses	47,943
Chief Compliance Officer fees	15,143
Other	96,654
Total expenses	7,596,047

Less:
Investment advisory fees waived	(578,129)
Net expenses	7,017,918

Net investment income	33,270,824

Net realized gain/(loss) on:
Investments	69,990,747
Foreign currency transactions	813,301
Net realized gain	70,804,048

Net change in unrealized appreciation/(depreciation) on:
Investments	106,409,777
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	287,520
Net change in unrealized appreciation/(depreciation)	106,697,297
Net realized and unrealized gain	177,501,345

Net increase in net assets resulting from operations	$210,772,169

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2025

STATEMENTS OF OPERATIONS

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$918,022
Less: foreign taxes withheld	(91,049)
Total investment income	826,973

Expenses
Investment advisory fees	156,122
Dividend disbursing and transfer agent fees and expenses	35,841
Audit fees	33,100
Custodian fees	28,263
Registration fees	19,112
Accounting and administration fees	18,251
Printing fees	2,758
Legal fees	1,142
Trustees' fees and expenses	1,067
Chief Compliance Officer fees	762
Other	11,677
Total expenses	308,095

Less:
Investment advisory fees waived	(116,622)
Net expenses	191,473

Net investment income	635,500

Net realized gain/(loss) on:
Investments	758,852
Foreign currency transactions	(10,189)
Foreign Capital Gains Tax on Appreciated Securities	(606)
Net realized gain	748,057

Net change in unrealized appreciation/(depreciation) on:
Investments	4,382,729
Accrued foreign capital gains tax on appreciated securities	(35,486)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	2,343
Net change in unrealized appreciation/(depreciation)	4,349,586
Net realized and unrealized gain	5,097,643

Net increase in net assets resulting from operations	$5,733,143

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2025

STATEMENTS OF OPERATIONS

Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$87,424
Less: foreign taxes withheld	(7,339)
Total investment income	80,085

Expenses
Audit fees	36,833
Dividend disbursing and transfer agent fees and expenses	34,917
Investment advisory fees	17,524
Registration fees	6,170
Custodian fees	2,601
Accounting and administration fees	1,805
Printing fees	1,373
Chief Compliance Officer fees	484
Legal fees	116
Trustees' fees and expenses	105
Other	7,744
Total expenses	109,672

Less:
Investment advisory fees waived	(17,524)
Reimbursement from Investment Adviser	(72,562)
Net expenses	19,586

Net investment income	60,499

Net realized gain/(loss) on:
Investments	86,242
Foreign currency transactions	1,695
Foreign currency exchange contracts	(1,968)
Net realized gain	85,969

Net change in unrealized appreciation/(depreciation) on:
Investments	200,218
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	501
Net change in unrealized appreciation/(depreciation)	200,719
Net realized and unrealized gain	286,688

Net increase in net assets resulting from operations	$347,187

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2025

STATEMENTS OF OPERATIONS

Mondrian Global Equity Value Fund
Investment income
Dividends	$8,679,419
Less: foreign taxes withheld	(439,132)
Total investment income	8,240,287

Expenses
Investment advisory fees	1,886,770
Accounting and administration fees	253,621
Custodian fees	44,872
Dividend disbursing and transfer agent fees and expenses	39,436
Registration fees	36,685
Audit fees	33,032
Printing fees	29,026
Legal fees	16,120
Trustees' fees and expenses	14,032
Chief Compliance Officer fees	5,129
Other	34,222
Total expenses	2,392,945

Less:
Investment advisory fees waived	(244,930)
Net expenses	2,148,015

Net investment income	6,092,272

Net realized gain/(loss) on:
Investments	19,198,117
Foreign currency transactions	(35,516)
Foreign Capital Gains Tax on Appreciated Securities	(68,650)
Net realized gain	19,093,951

Net change in unrealized appreciation/(depreciation) on:
Investments	32,670,350
Accrued foreign capital gains tax on appreciated securities	(23,209)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	46,085
Net change in unrealized appreciation/(depreciation)	32,693,226
Net realized and unrealized gain	51,787,177

Net increase in net assets resulting from operations	$57,879,449

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$33,270,824	$26,180,065
Net realized gain	70,804,048	40,647,234
Net change in unrealized appreciation/(depreciation)	106,697,297	98,556,756
Net increase in net assets resulting from operations	210,772,169	165,384,055
Distributions	(66,077,724)	(29,037,803)

Capital share transactions: (1)
Issued	215,934,608	184,192,515
Reinvestment of dividends	50,709,096	22,864,636
Redeemed	(216,952,904)	(196,017,913)
Net increase in net assets from capital share transactions	49,690,800	11,039,238
Total increase in net assets	194,385,245	147,385,490

Net assets:
Beginning of year	883,324,004	735,938,514
End of year	$1,077,709,249	$883,324,004

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$635,500	$609,065
Net realized gain	748,057	877,879
Net change in unrealized appreciation/(depreciation)	4,349,586	2,377,322
Net increase in net assets resulting from operations	5,733,143	3,864,266
Distributions	(627,572)	(610,646)

Capital share transactions: (1)
Issued	1,392,085	1,200,590
Reinvestment of dividends	626,662	609,811
Redeemed	(5,318,848)	(3,477,393)
Net decrease in net assets from capital share transactions	(3,300,101)	(1,666,992)
Total increase in net assets	1,805,470	1,586,628

Net assets:
Beginning of year	20,623,182	19,036,554
End of year	$22,428,652	$20,623,182

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$60,499	$54,599
Net realized gain	85,969	21,582
Net change in unrealized appreciation/(depreciation)	200,719	297,408
Net increase in net assets resulting from operations	347,187	373,589
Distributions	(77,790)	(94,957)

Capital share transactions: (1)
Issued	1	—
Reinvestment of dividends	77,791	94,957
Net increase in net assets from capital share transactions	77,792	94,957
Total increase in net assets	347,189	373,589

Net assets:
Beginning of year	1,936,395	1,562,806
End of year	$2,283,584	$1,936,395

(1)	See Note 8- Share transactions in the Notes to Financial Statements. Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$6,092,272	$3,369,621
Net realized gain	19,093,951	12,264,917
Net change in unrealized appreciation/(depreciation)	32,693,226	22,458,505
Net increase in net assets resulting from operations	57,879,449	38,093,043
Distributions	(11,851,926)	(3,041,860)

Capital share transactions: (1)
Issued	111,917,080	75,947,655
Reinvestment of dividends	11,701,822	2,940,418
Redeemed	(54,641,629)	(29,705,570)
Net increase in net assets from capital share transactions	68,977,273	49,182,503
Total increase in net assets	115,004,796	84,233,686

Net assets:
Beginning of year	231,258,212	147,024,526
End of year	$346,263,008	$231,258,212

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value
Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year Ended 10/31/25		Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$15.79		$13.41	$11.62	$15.19	$11.37
Income/(loss) from operations:(1)
Net investment income	0.57		0.46	0.41	0.39	0.43
Net realized and unrealized gain/(loss)	3.00		2.46	1.75	(3.48)	3.71
Total from operations	3.57		2.92	2.16	(3.09)	4.14
Dividends and distributions from:
Net investment income	(0.47)		(0.47)	(0.29)	(0.48)	(0.32)
Net realized gains	(0.72)		(0.07)	(0.08)	—	—
Total dividends and distributions	(1.19)		(0.54)	(0.37)	(0.48)	(0.32)
Net asset value, end of year	$18.17		$15.79	$13.41	$11.62	$15.19
Total return*	24.91%		22.11%	18.82%	(20.98)%	36.72	%(2)
Ratios and supplemental data
Net assets, end of year ($ Thousands)	$1,077,709		$883,324	$735,939	$600,057	$710,402
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%		0.74%	0.74%	0.74%	0.73%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.80%		0.80%	0.81%	0.83%	0.85%
Ratio of net investment income to average net assets	3.51%		3.05%	3.03%	2.85%	2.97%
Portfolio turnover rate	39	%(3)	34%	19%	23%	19%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.

(3)	Excludes effect of securities received or delivered from processing in-kind transactions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value

 Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$7.95	$6.76	$5.93	$8.43	$7.62
Income/(loss) from operations:(1)
Net investment income	0.25	0.23	0.20	0.14	0.14
Net realized and unrealized gain/(loss)	2.10	1.18	0.81	(2.54)	0.95
Total from operations	2.35	1.41	1.01	(2.40)	1.09
Dividends and distributions from:
Net investment income	(0.24)	(0.22)	(0.18)	(0.10)	(0.28)
Total dividends and distributions	(0.24)	(0.22)	(0.18)	(0.10)	(0.28)
Net asset value, end of year	$10.06	$7.95	$6.76	$5.93	$8.43
Total return*	30.69%	21.16%	17.01%	(28.80)%	14.27%
Ratios and supplemental data
Net assets, end of year ($ Thousands)	$22,429	$20,623	$19,037	$18,742	$25,180
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.48%	1.51%	1.32%	1.35%	1.39%
Ratio of net investment income to average net assets	3.05%	3.00%	2.90%	1.96%	1.57%
Portfolio turnover rate	44%	40%	32%	39%	49%

*	Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed

 Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$11.11	$9.45	$9.94	$12.03	$10.17
Income/(loss) from operations:(1)
Net investment income	0.33	0.32	0.34	0.39	0.28
Net realized and unrealized gain/(loss)	1.55	1.91	0.05	(1.66)	2.27
Total from operations	1.88	2.23	0.39	(1.27)	2.55
Dividends and distributions from:
Net investment income	(0.32)	(0.33)	(0.34)	(0.27)	(0.32)
Net realized gains	(0.12)	(0.24)	(0.54)	(0.55)	(0.37)
Total dividends and distributions	(0.44)	(0.57)	(0.88)	(0.82)	(0.69)
Net asset value, end of year	$12.55	$11.11	$9.45	$9.94	$12.03
Total return*	17.92%	23.93%	3.26%	(11.38)%	25.70%
Ratios and supplemental data
Net assets, end of year ($ Thousands)	$2,284	$1,936	$1,563	$1,514	$1,707
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.32%	5.76%	6.68%	6.32%	5.08%
Ratio of net investment income to average net assets	2.93%	2.97%	3.18%	3.51%	2.36%
Portfolio turnover rate	28%	18%	17%	26%	39%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity

Value Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of year	$14.73	$12.02	$10.56	$12.88	$10.22
Income/(loss) from operations:(1)
Net investment income	0.32	0.24	0.18	0.16	0.16
Net realized and unrealized gain/(loss)	2.57	2.71	1.57	(2.29)	2.68
Total from operations	2.89	2.95	1.75	(2.13)	2.84
Dividends and distributions from:
Net investment income	(0.21)	(0.24)	(0.14)	(0.08)	(0.18)
Net realized gains	(0.50)	—	(0.15)	(0.11)	—
Total dividends and distributions	(0.71)	(0.24)	(0.29)	(0.19)	(0.18)
Net asset value, end of year	$16.91	$14.73	$12.02	$10.56	$12.88
Total return*	20.80%	24.75%	16.71%	(16.75)%	28.09%
Ratios and supplemental data
Net assets, end of year ($ Thousands)	$346,263	$231,258	$147,025	$122,313	$83,522
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.82%	0.83%	0.86%	0.89%	1.17%
Ratio of net investment income to average net assets	2.10%	1.72%	1.51%	1.36%	1.29%
Portfolio turnover rate	43%	48%	42%	46%	64%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with four funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund are classified as diversified, and the Global Equity Value Fund is classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

2. Significant accounting policies

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Use of estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of October 31, 2025, if applicable.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, Global Listed Infrastructure Fund, and Global Equity Value Fund distribute their net investment income at least annually. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Segment Reporting — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2025, the amounts paid for these services are represented in the table below:

Accounting and Administration Fees
International Value Equity Fund	$830,515
Emerging Markets Value Equity Fund	18,251
Global Listed Infrastructure Fund	1,805
Global Equity Value Fund	253,621

Expenses incurred under the agreements are shown on the Statements of Operations as “Accounting and administration fees”.

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2027 (the “Expense Limitation”). Refer to waiver of investment advisory fees and the Reimbursement from Investment Adviser on the Statements of Operations for fees waived and expenses reimbursed for the year ended October 31, 2025.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the year ended October 31, 2025. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027. During the year ended October 31, 2025, there has been no recoupment of previously waived and reimbursed fees. As of October 31, 2025, the fees which were previously waived by the Adviser which may be subject to possible future recapture, are as follows:

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

	Expiring 2026	Expiring 2027	Expiring 2028	Total
International Value Equity Fund	$542,381	$492,623	$578,129	$1,613,133
Emerging Markets Value Equity Fund	71,942	131,423	116,622	319,987
Global Listed Infrastructure Fund	87,603	99,947	90,086	277,636
Global Equity Value Fund	170,177	187,307	244,930	602,414

6. Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the year ended October 31, 2025, are as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
International Value Equity Fund	$368,681,656	$371,347,863	$—	$—
Emerging Markets Value Equity Fund	9,196,033	11,582,209	—	—
Global Listed Infrastructure Fund	646,868	578,041	—	—
Global Equity Value Fund	187,535,265	124,392,078	—	—

The purchase balance of the International Value Equity Fund includes the effect of securities received from processing in-kind subscriptions of $21,004,439 and has been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. There were no in-kind redemptions and there were no realized gains on in-kind transacitons.

7. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in PFICs and India capital gain reclasses. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2025.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for wash sale loss deferrals, investments in PFICs and forwards. Distributions during the years ended October 31, 2025 and October 31, 2024, unless otherwise noted, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
International Value Equity Fund
2025	$35,416,918	$30,660,806	$66,077,724
2024	26,360,330	2,677,473	29,037,803
Emerging Markets Value Equity Fund
2025	627,572	–	627,572
2024	610,646	–	610,646
Global Listed Infrastructure Fund
2025	58,358	19,432	77,790
2024	59,032	35,925	94,957
Global Equity Value Fund
2025	3,550,906	8,301,020	11,851,926
2024	3,041,860	–	3,041,860

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	International Value Equity Fund	Emerging Markets Value Equity Fund
Undistributed Ordinary Income	$46,485,729	$793,694
Undistributed Long-Term Capital Gain	61,352,234	–
Capital Loss Carryforwards	–	(106,100,944)
Unrealized Appreciation	134,160,373	4,433,217
Other Temporary Differences	(2,855)	(6)
Total Distributable Earnings
(Accumulated Losses)	$241,995,481	$(100,874,039)

	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$70,947	$12,201,525
Undistributed Long-Term Capital Gain	90,232	16,078,026
Unrealized Appreciation	248,632	47,737,341
Other Temporary Differences	–	385
Total Distributable Earnings	$409,811	$76,017,277

Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

Total*
Emerging Markets Value Equity Fund	$106,100,944

*	The utilization of this amount is subject to significant limitation under IRC section 382-384.

During the year ended October 31, 2025, the Funds utilized capital loss carryforwards to offset capital gains amounting to:

Total
Emerging Markets Value Equity Fund	$635,066

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, foreign capital gains tax, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at October 31, 2025, were as follows:

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$934,078,343	$194,880,335	($60,719,962)	$134,160,373
Emerging Markets Value Equity Fund	18,667,749	6,110,819	(1,677,602)	4,433,217
Global Listed Infrastructure Fund	2,037,257	347,732	(99,100)	248,632
Global Equity Value Fund	296,082,406	67,106,218	(19,368,877)	47,737,341

8. Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Year ended October 31, 2025	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Issued	13,138,124	12,284,447
Reinvestment of dividends	3,553,263	1,567,968
Redeemed	(13,318,333)	(12,770,615)
Net increase in shares outstanding	3,373,054	1,081,800

	Mondrian Emerging Markets Value Equity Fund
	Year ended October 31, 2025	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Issued	184,494	157,443
Reinvestment of dividends	84,914	83,194
Redeemed	(635,377)	(462,516)
Net decrease in shares outstanding	(365,969)	(221,879)

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

	Mondrian Global Listed Infrastructure Fund
	Year ended October 31, 2025	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Reinvestment of dividends	7,649	8,949
Net increase in shares outstanding	7,649	8,949

	Mondrian Global Equity Value Fund
	Year ended October 31, 2025	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Issued	7,416,332	5,324,390
Reinvestment of dividends	848,361	218,294
Redeemed	(3,483,951)	(2,071,829)
Net increase in shares outstanding	4,780,742	3,470,855

9. Risks associated with financial instruments

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (All Funds)

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Convertible Securities Risk (All Funds)

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Corporate Fixed Income Securities Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Depositary Receipts Risk (Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Funds invest may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives Risk (All Funds)

The Funds’ use of forward contracts and futures contracts is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described elsewhere in this section. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Funds’ use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Emerging Markets Securities Risk (All Funds)

The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds)

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Funds Risk (Emerging Markets Value Equity Fund)

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Fixed Income Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise.

Foreign Company Risk (All Funds)

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds)

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign Government Agencies Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Foreign Sovereign Debt Securities Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Focus Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

High Yield Bond Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Industry Concentration Risk (Global Listed Infrastructure Fund)

The Fund concentrates its investments in infrastructure companies. Concentration in particular industries subjects the Fund to the risks associated with those industries. As a result, the Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting those industries than funds investing in a broader range of industries.

Infrastructure Company Risk (Global Listed Infrastructure Fund)

Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

Investment Style Risk (All Funds)

The Funds pursue a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Large-Capitalization Company Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The large-capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large-capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds)

Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk (All Funds)

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds)

The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

MLPs Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk of natural disasters, social unrest and environmental damage. These companies may also be at risk of increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Non-Diversification Risk (Global Equity Value Fund)

The Global Equity Value Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio Turnover Risk (Emerging Markets Value Equity Fund and Global Listed Infrastructure Fund)

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Preferred Stocks Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Private Placements Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

REITs Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Rights and Warrants Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/ or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies (Global Listed Infrastructure Fund and Global Equity Value Fund)

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

To the extent the Funds invest in other investment companies, such as open-end funds, closed-end funds and ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investment could decline, which could adversely affect the Funds’ performance. By investing in another investment company, Fund shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Funds’ own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Funds. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Funds’ holdings at the most optimal time, which could adversely affect Fund performance.

Small- and Mid-Capitalization Company Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The small- and mid-capitalization companies that the Funds invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small- and mid-capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Trading through Stock Connect is subject to a number of restrictions that may affect the Funds’ investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Funds’ investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Funds. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Funds may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

Supranational Entities Risk (International Value Equity Fund)

Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

U.S. Government Securities Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

The Funds’ investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

10. Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the year ended October 31, 2025, none of the Funds incurred any interest expense.

12. Concentration of Shareholders

At October 31, 2025, the percentage of total shares outstanding held by a limited number of shareholders owning 10% or greater aggregate total shares for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Value Equity Fund	3	55%
Emerging Markets Value Equity Fund	2	81%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	2	81%

13. Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Gallery Trust	October 31, 2025

NOTES TO FINANCIAL STATEMENTS (continued)

14. Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Gallery Trust	October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gallery Trust and Shareholders of Mondrian International Value Equity Fund, Mondrian Emerging Markets Value Equity Fund, Mondrian Global Listed Infrastructure Fund and Mondrian Global Equity Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Mondrian International Value Equity Fund, Mondrian Emerging Markets Value Equity Fund, Mondrian Global Listed Infrastructure Fund and Mondrian Global Equity Value Fund (constituting Gallery Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five periods in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Gallery Trust	October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 29, 2025

We have served as the auditor of one or more investment companies in Mondrian Investment Partners Limited since 2016.

Gallery Trust	October 31, 2025 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

							Foreign Investors
Return of Capital	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Foreign Tax Credit (6)
Mondrian International Value Equity Fund
0.00%	54.01%	45.99%	100.00%	0.00%	74.48%	0.00%	0.00%	100.00%	1.80%
Mondrian Emerging Markets Value Equity Fund
0.00%	100.00%	0.00%	100.00%	0.75%	76.77%	0.00%	0.00%	0.00%	11.89%
Mondrian Global Listed Infrastructure Fund
0.00%	76.96%	23.04%	100.00%	15.19%	98.31%	0.00%	0.00%	100.00%	7.75%
Mondrian Global Equity Value Fund
0.00%	32.02%	67.98%	100.00%	36.75%	89.13%	0.00%	0.00%	0.00%	2.93%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2025. The International Value Equity Fund, Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund, and Global Equity Value Fund intend to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2025. The total amounts of foreign source income are $36,340,906, $749,491, $56,572 and $5,222,967, respectively. The total amounts of foreign tax paid are $1,210,773, $84,727, $6,533 and $358,319, respectively. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

Gallery Trust	October 31, 2025

(Unaudited)

NOTICE TO SHAREHOLDERS (continued)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

Gallery Trust	October 31, 2025

(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of The Gallery Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his or her favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	43,749,369	170,028	Yes
Jon C. Hunt	43,602,428	316,969	Yes
Thomas P. Lemke	43,605,805	313,592	Yes
Nichelle Maynard-Elliott	43,606,460	312,937	Yes
Jay C. Nadel	43,627,976	291,421	Yes
Randall S. Yanker	43,605,831	313,566	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

FUND INFORMATION

Registered office	P.O. Box 588
Portland, Maine 04112

Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services
Three Canal Plaza
Portland, Maine 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, Pennsylvania 19103

MON-AR-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)   Code of Ethics attached hereto.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: January 8, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 8, 2026